JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 35.6%
U.S. Treasury Bonds
6.13%, 8/15/2029	400	451
1.13%, 5/15/2040	750	487
U.S. Treasury Notes
1.50%, 2/15/2025	250	237
1.13%, 2/28/2025	1,500	1,414
0.25%, 7/31/2025	1,600	1,467
2.25%, 11/15/2025	500	477
0.75%, 5/31/2026	3,000	2,723
1.13%, 10/31/2026	2,000	1,820
0.38%, 9/30/2027	580	500
0.50%, 10/31/2027	2,500	2,162
1.25%, 3/31/2028	2,000	1,775
2.88%, 5/15/2028	750	719
1.25%, 9/30/2028	4,200	3,688
3.13%, 11/15/2028	700	677
1.50%, 11/30/2028	800	710
1.75%, 1/31/2029	1,000	897
2.88%, 5/15/2032	6,000	5,645
U.S. Treasury STRIPS Bonds
2.39%, 8/15/2023 (a)	1,890	1,871
2.83%, 2/15/2024 (a)	606	585
2.39%, 5/15/2024 (a)	200	191
3.21%, 5/15/2025 (a)	200	184
2.54%, 5/15/2026 (a)	200	178
3.97%, 8/15/2026 (a)	47	41
4.07%, 11/15/2026 (a)	300	262
3.25%, 2/15/2027 (a)	100	87
4.48%, 8/15/2027 (a)	100	85
4.46%, 11/15/2027 (a)	140	118
3.43%, 2/15/2028 (a)	53	44
2.70%, 5/15/2028 (a)	10	8
3.67%, 8/15/2028 (a)	200	164
Total U.S. Treasury Obligations (Cost $30,860)		29,667
Corporate Bonds — 25.0%
Aerospace & Defense — 0.8%
Boeing Co. (The)
4.88%, 5/1/2025	54	54
2.20%, 2/4/2026	86	80
3.10%, 5/1/2026	100	94
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	67
Leidos, Inc. 2.30%, 2/15/2031	100	78
Northrop Grumman Corp. 2.93%, 1/15/2025	150	145
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	97
Textron, Inc. 3.00%, 6/1/2030	100	88
		703

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	50	51
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	142
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	179
		372
Banks — 3.8%
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 2/4/2025 (c)	154	150
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	55
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	168	167
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (c)	250	230
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	73	73
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	207
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	147
Citigroup, Inc.
4.40%, 6/10/2025	115	112
4.45%, 9/29/2027	50	48
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	298
Fifth Third Bancorp 2.38%, 1/28/2025	64	59
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	190
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	178
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	237
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	212
PNC Financial Services Group, Inc. (The) (SOFR + 1.09%), 4.76%, 1/26/2027 (c)	74	73
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	200	203
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	191
US Bancorp Series X, 3.15%, 4/27/2027	68	63
Wells Fargo & Co.
3.00%, 2/19/2025	99	95
4.10%, 6/3/2026	21	20
4.30%, 7/22/2027	30	29
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	170	160
		3,197
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	166
Constellation Brands, Inc. 2.88%, 5/1/2030	11	10
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	27
		221
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	98
Amgen, Inc.
1.65%, 8/15/2028	43	37

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
5.25%, 3/2/2030	46	46
3.35%, 2/22/2032	35	31
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	24
3.65%, 3/1/2026	57	55
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	23
		314
Broadline Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	94
eBay, Inc. 2.60%, 5/10/2031	100	84
		178
Capital Markets — 2.0%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	55
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	45
Credit Suisse Group AG (Switzerland) 3.80%, 6/9/2023	250	250
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	119
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	132
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	73
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	149	140
Invesco Finance plc 3.75%, 1/15/2026	125	121
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	98
Morgan Stanley
(SOFR + 0.47%), 5.54%, 11/10/2023 (c)	83	83
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	114
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	140
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	70
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	15
S&P Global, Inc. 2.90%, 3/1/2032	44	38
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	158
		1,651
Chemicals — 0.3%
Albemarle Corp. 5.05%, 6/1/2032	50	48
EIDP, Inc. 4.50%, 5/15/2026	43	43
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	34
PPG Industries, Inc. 1.20%, 3/15/2026	37	33
RPM International, Inc. 2.95%, 1/15/2032	17	13
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	107
		278
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	190

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	18
2.35%, 1/15/2032	69	55
		73
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	74
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland) 5.75%, 6/6/2028	200	198
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	116
4.25%, 4/15/2026 (b)	190	176
2.53%, 11/18/2027 (b)	334	276
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (c)	42	41
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	157
		964
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	100	79
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	47
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	36	35
Dollar General Corp. 4.13%, 5/1/2028	109	105
Walmart, Inc. 4.10%, 4/15/2033	66	64
		330
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	36
Packaging Corp. of America 3.00%, 12/15/2029	100	89
WRKCo, Inc. 3.00%, 9/15/2024	80	77
		202
Diversified REITs — 0.2%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	48
Safehold GL Holdings LLC 2.80%, 6/15/2031	88	69
WP Carey, Inc.
2.40%, 2/1/2031	12	9
2.25%, 4/1/2033	100	75
		201
Diversified Telecommunication Services — 0.0% ^
Verizon Communications, Inc. 2.10%, 3/22/2028	25	22
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	83
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	187
Duke Energy Corp. 3.75%, 4/15/2024	150	148
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	41
2.78%, 1/7/2032 (b)	14	11
Edison International 4.13%, 3/15/2028	50	47

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Mississippi LLC 2.85%, 6/1/2028	186	169
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	200	186
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	34
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	84
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	27
1.96%, 6/27/2030 (b)	29	23
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	32
Pacific Gas and Electric Co.
2.95%, 3/1/2026	100	92
4.55%, 7/1/2030	75	68
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	121
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	74	75
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	80
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	19
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	144
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	98
		1,790
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	133
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	100	93
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 4.30%, 5/1/2029 (b)	94	90
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	21
Walt Disney Co. (The) 7.70%, 10/30/2025	50	53
		74
Financial Services — 0.4%
Corebridge Financial, Inc. 3.65%, 4/5/2027	80	75
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	9
Global Payments, Inc.
2.15%, 1/15/2027	45	40
3.20%, 8/15/2029	50	44
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	198
		366
Food Products — 0.5%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	49
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	46
Campbell Soup Co.
3.95%, 3/15/2025	50	49
2.38%, 4/24/2030	74	63
Cargill, Inc. 1.70%, 2/2/2031 (b)	75	60
General Mills, Inc. 4.95%, 3/29/2033	31	31

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kellogg Co. 3.40%, 11/15/2027	95	90
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	6
3.00%, 10/15/2030 (b)	18	14
		408
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	37
ONE Gas, Inc. 2.00%, 5/15/2030	26	22
		59
Ground Transportation — 0.6%
CSX Corp. 3.25%, 6/1/2027	162	153
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	58
Norfolk Southern Corp. 2.55%, 11/1/2029	150	131
Penske Truck Leasing Co. LP 5.75%, 5/24/2026 (b)	37	37
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	97
3.25%, 3/15/2032	51	39
		515
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 1.96%, 2/11/2031	50	40
Health Care Providers & Services — 0.5%
Cigna Group (The) 3.50%, 6/15/2024	72	71
CommonSpirit Health 2.78%, 10/1/2030	50	43
CVS Health Corp. 5.25%, 1/30/2031	29	29
HCA, Inc. 4.13%, 6/15/2029	150	139
Humana, Inc. 3.95%, 3/15/2027	50	48
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	62
		392
Health Care REITs — 0.5%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	68	58
2.00%, 3/15/2031	29	22
Healthpeak OP LLC
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	24
Physicians Realty LP 2.63%, 11/1/2031	37	29
Sabra Health Care LP 3.20%, 12/1/2031	52	38
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	17	16
3.25%, 10/15/2026	45	42
Welltower OP LLC 4.50%, 1/15/2024	100	99
		400

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	86
McDonald's Corp. 2.13%, 3/1/2030	58	50
		136
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	140
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	100	98
Insurance — 0.9%
Aon Global Ltd. 3.88%, 12/15/2025	143	139
Assurant, Inc. 4.20%, 9/27/2023	14	14
Athene Global Funding
1.45%, 1/8/2026 (b)	68	60
1.73%, 10/2/2026 (b)	82	71
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	36
CNA Financial Corp.
3.95%, 5/15/2024	52	51
4.50%, 3/1/2026	38	37
F&G Global Funding 2.30%, 4/11/2027 (b)	50	45
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	140
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	156
		749
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	68
Machinery — 0.0% ^
Otis Worldwide Corp. 2.57%, 2/15/2030	44	38
Media — 0.6%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	157
2.30%, 2/1/2032	50	38
Comcast Corp.
3.38%, 8/15/2025	80	78
3.15%, 3/1/2026	16	15
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	53
Fox Corp. 4.71%, 1/25/2029	35	34
Paramount Global 2.90%, 1/15/2027	100	89
		464
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	49
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	28
		77
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	26
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	149
NiSource, Inc. 5.25%, 3/30/2028	18	18

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	12
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	97
Puget Energy, Inc. 2.38%, 6/15/2028	17	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	19
		336
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	30	23
4.75%, 4/15/2035	18	17
Corporate Office Properties LP 2.00%, 1/15/2029	26	20
Kilroy Realty LP 2.65%, 11/15/2033	70	46
		106
Oil, Gas & Consumable Fuels — 1.5%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	96
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	128
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	73
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	50
Coterra Energy, Inc. 3.90%, 5/15/2027	60	57
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	56
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	44	45
Energy Transfer LP
4.90%, 2/1/2024	61	60
4.05%, 3/15/2025	50	49
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	92
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	37
3.45%, 10/15/2027 (b)	50	45
HF Sinclair Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	40
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	104
MPLX LP 4.25%, 12/1/2027	27	26
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	18
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	40
Phillips 66 1.30%, 2/15/2026	28	25
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	45
1.90%, 8/15/2030	72	58
Plains All American Pipeline LP 4.65%, 10/15/2025	30	30
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	19
Targa Resources Partners LP 4.00%, 1/15/2032	14	12
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	41
		1,258
Personal Care Products — 0.1%
Kenvue, Inc. 5.00%, 3/22/2030 (b)	100	102

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	62
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	21
1.45%, 11/13/2030	100	81
Merck & Co., Inc. 4.50%, 5/17/2033	59	59
Mylan, Inc. 4.55%, 4/15/2028	75	71
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	87	87
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	167
Zoetis, Inc. 2.00%, 5/15/2030	80	67
		615
Residential REITs — 0.3%
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	26
2.45%, 1/15/2031	100	84
Essex Portfolio LP 1.65%, 1/15/2031	53	41
Mid-America Apartments LP
4.20%, 6/15/2028	50	48
1.70%, 2/15/2031	36	29
UDR, Inc. 2.10%, 8/1/2032	48	37
		265
Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	48
2.25%, 4/1/2028	10	9
Realty Income Corp. 3.65%, 1/15/2028	150	141
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	145
SITE Centers Corp. 3.63%, 2/1/2025	12	11
		354
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	43
Intel Corp. 4.88%, 2/10/2028	100	101
Marvell Technology, Inc. 2.95%, 4/15/2031	52	44
Microchip Technology, Inc.
0.97%, 2/15/2024	72	69
0.98%, 9/1/2024	22	21
NXP BV (China) 2.50%, 5/11/2031	100	81
QUALCOMM, Inc. 4.25%, 5/20/2032	32	31
Texas Instruments, Inc.
4.60%, 2/15/2028	23	23
4.90%, 3/14/2033	42	43
Xilinx, Inc. 2.38%, 6/1/2030	50	43
		499
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	101

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Oracle Corp.
4.50%, 5/6/2028	33	32
2.88%, 3/25/2031	168	143
Roper Technologies, Inc.
3.80%, 12/15/2026	15	14
1.40%, 9/15/2027	174	151
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	13
Workday, Inc. 3.50%, 4/1/2027	30	29
		505
Specialized REITs — 0.5%
American Tower Corp.
5.00%, 2/15/2024	38	38
1.45%, 9/15/2026	72	64
1.50%, 1/31/2028	68	58
Crown Castle, Inc. 2.25%, 1/15/2031	72	59
Equinix, Inc. 2.00%, 5/15/2028	37	31
Extra Space Storage LP 2.35%, 3/15/2032	100	78
Life Storage LP 2.20%, 10/15/2030	25	20
Public Storage 2.25%, 11/9/2031	36	30
		378
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	42
AutoZone, Inc. 1.65%, 1/15/2031	83	66
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	59
		167
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.30%, 5/10/2033	100	100
Dell International LLC 5.30%, 10/1/2029	100	100
		200
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	66
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	194
		260
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.00%, 9/15/2023	250	248
5.30%, 2/1/2028	100	99
		347
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	100	88

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	139
2.25%, 11/15/2031	100	81
		308
Total Corporate Bonds (Cost $22,763)		20,811
Collateralized Mortgage Obligations — 12.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	359	355
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	50	40
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034	6	4
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (d)	5	4
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	11	11
Series 2005-22, Class 2A1, 3.50%, 11/25/2035 (d)	62	49
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (d)	3	3
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	—	—
FHLMC, REMIC
Series 1541, Class O, 2.65%, 7/15/2023 (d)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	1	1
Series 1602, Class SA, IF, 6.67%, 10/15/2023 (d)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1671, Class L, 7.00%, 2/15/2024	—	—
Series 1706, Class K, 7.00%, 3/15/2024	2	2
Series 2033, Class SN, HB, IF, 20.16%, 3/15/2024 (d)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	3	3
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 7.02%, 5/15/2024 (d)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	1	1
Series 1927, Class PH, 7.50%, 1/15/2027	14	14
Series 1981, Class Z, 6.00%, 5/15/2027	5	5
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2040, Class PE, 7.50%, 3/15/2028	11	11
Series 2063, Class PG, 6.50%, 6/15/2028	13	13
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2075, Class PM, 6.25%, 8/15/2028	10	10
Series 2075, Class PH, 6.50%, 8/15/2028	10	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2125, Class JZ, 6.00%, 2/15/2029	7	7
Series 2169, Class TB, 7.00%, 6/15/2029	28	29
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	12	13

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 2210, Class Z, 8.00%, 1/15/2030	17	18
Series 2224, Class CB, 8.00%, 3/15/2030	5	5
Series 2256, Class MC, 7.25%, 9/15/2030	8	8
Series 2259, Class ZM, 7.00%, 10/15/2030	9	9
Series 2271, Class PC, 7.25%, 12/15/2030	7	8
Series 2296, Class PD, 7.00%, 3/15/2031	5	6
Series 2344, Class ZD, 6.50%, 8/15/2031	79	81
Series 2344, Class ZJ, 6.50%, 8/15/2031	12	12
Series 2345, Class NE, 6.50%, 8/15/2031	7	8
Series 2351, Class PZ, 6.50%, 8/15/2031	7	7
Series 2410, Class QX, IF, IO, 3.54%, 2/15/2032 (d)	4	—
Series 2412, Class SP, IF, 5.89%, 2/15/2032 (d)	15	16
Series 2410, Class OE, 6.38%, 2/15/2032	4	4
Series 2410, Class NG, 6.50%, 2/15/2032	6	6
Series 2444, Class ES, IF, IO, 2.84%, 3/15/2032 (d)	11	1
Series 2450, Class SW, IF, IO, 2.89%, 3/15/2032 (d)	4	—
Series 2423, Class MC, 7.00%, 3/15/2032	5	5
Series 2423, Class MT, 7.00%, 3/15/2032	10	11
Series 2435, Class CJ, 6.50%, 4/15/2032	35	37
Series 2441, Class GF, 6.50%, 4/15/2032	11	12
Series 2455, Class GK, 6.50%, 5/15/2032	16	16
Series 2450, Class GZ, 7.00%, 5/15/2032	18	19
Series 2466, Class DH, 6.50%, 6/15/2032	16	16
Series 2474, Class NR, 6.50%, 7/15/2032	15	16
Series 2484, Class LZ, 6.50%, 7/15/2032	22	23
Series 2500, Class MC, 6.00%, 9/15/2032	22	23
Series 2543, Class YX, 6.00%, 12/15/2032	47	49
Series 2575, Class ME, 6.00%, 2/15/2033	88	90
Series 2586, Class WI, IO, 6.50%, 3/15/2033	6	1
Series 3611, PO, 7/15/2034	10	9
Series 2990, Class UZ, 5.75%, 6/15/2035	275	279
Series 3117, Class EO, PO, 2/15/2036	25	21
Series 3117, Class OK, PO, 2/15/2036	3	2
Series 3122, Class OH, PO, 3/15/2036	17	14
Series 3152, Class MO, PO, 3/15/2036	65	55
Series 3607, Class AO, PO, 4/15/2036	15	12
Series 3137, Class XP, 6.00%, 4/15/2036	41	43
Series 3819, Class ZQ, 6.00%, 4/15/2036	97	101
Series 3149, Class SO, PO, 5/15/2036	4	3
Series 3171, Class MO, PO, 6/15/2036	13	12
Series 3179, Class OA, PO, 7/15/2036	9	7
Series 3202, Class HI, IF, IO, 1.54%, 8/15/2036 (d)	79	7
Series 3232, Class ST, IF, IO, 1.59%, 10/15/2036 (d)	17	1
Series 3417, Class EO, PO, 11/15/2036	141	122
Series 3316, Class JO, PO, 5/15/2037	2	2
Series 3607, Class OP, PO, 7/15/2037	83	67

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3481, Class SJ, IF, IO, 0.74%, 8/15/2038 (d)	39	3
Series 4096, Class HA, 2.00%, 12/15/2041	92	83
Series 5008, Class LB, 1.50%, 8/25/2050	366	290
Series 5028, Class JG, 1.50%, 8/25/2050	389	308
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	181	171
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.31%, 7/25/2032 (d)	16	15
Series T-76, Class 2A, 2.02%, 10/25/2037 (d)	63	54
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	17	17
Series T-54, Class 2A, 6.50%, 2/25/2043	157	165
Series T-54, Class 3A, 7.00%, 2/25/2043	51	53
Series T-56, Class A5, 5.23%, 5/25/2043	363	353
Series T-58, Class A, PO, 9/25/2043	9	7
FNMA
Series 2006-65, Class QO, PO, 7/25/2036	12	10
Series 2006-110, PO, 11/25/2036	21	17
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	13	13
Series 2005-W3, Class 2AF, 5.36%, 3/25/2045 (d)	45	45
FNMA, REMIC
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1996-14, Class SE, IF, IO, 7.17%, 8/25/2023 (d)	—	—
Series 1993-165, Class SD, IF, 3.75%, 9/25/2023 (d)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	2	2
Series 1993-189, Class PL, 6.50%, 10/25/2023	1	1
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1993-247, Class SA, IF, 7.83%, 12/25/2023 (d)	—	—
Series G95-1, Class C, 8.80%, 1/25/2025	—	1
Series 2005-121, Class DX, 5.50%, 1/25/2026	27	27
Series 1997-20, IO, 1.84%, 3/25/2027 (d)	—	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (d)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	3	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	6	6
Series 2012-47, Class HF, 5.54%, 5/25/2027 (d)	22	22
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	1	1
Series 2000-2, Class ZE, 7.50%, 2/25/2030	14	15
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	13	2
Series 2001-36, Class DE, 7.00%, 8/25/2031	15	16
Series 2001-49, Class Z, 6.50%, 9/25/2031	3	4
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	3
Series 2003-52, Class SX, IF, 7.54%, 10/25/2031 (d)	4	4
Series 2004-74, Class SW, IF, 5.28%, 11/25/2031 (d)	12	12
Series 2001-81, Class LO, PO, 1/25/2032	2	1
Series 2002-1, Class SA, IF, 8.49%, 2/25/2032 (d)	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	8	9

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-28, Class PK, 6.50%, 5/25/2032	9	9
Series 2002-37, Class Z, 6.50%, 6/25/2032	12	12
Series 2004-61, Class SH, IF, 3.45%, 11/25/2032 (d)	13	14
Series 2003-22, Class UD, 4.00%, 4/25/2033	41	40
Series 2003-34, Class GE, 6.00%, 5/25/2033	107	110
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	2	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	45	46
Series 2003-64, Class SX, IF, 1.16%, 7/25/2033 (d)	5	4
Series 2003-71, Class DS, IF, 0.75%, 8/25/2033 (d)	47	42
Series 2005-56, Class TP, IF, 2.74%, 8/25/2033 (d)	11	10
Series 2003-91, Class SD, IF, 3.94%, 9/25/2033 (d)	3	3
Series 2003-116, Class SB, IF, IO, 2.46%, 11/25/2033 (d)	31	3
Series 2006-44, Class P, PO, 12/25/2033	13	11
Series 2003-130, Class SX, IF, 3.81%, 1/25/2034 (d)	1	1
Series 2004-25, Class SA, IF, 5.40%, 4/25/2034 (d)	12	13
Series 2004-46, Class SK, IF, 2.37%, 5/25/2034 (d)	9	8
Series 2004-36, Class SA, IF, 5.40%, 5/25/2034 (d)	22	24
Series 2004-50, Class VZ, 5.50%, 7/25/2034	149	150
Series 2005-74, Class CS, IF, 5.89%, 5/25/2035 (d)	7	7
Series 2005-45, Class DC, IF, 5.47%, 6/25/2035 (d)	21	21
Series 2005-56, Class S, IF, IO, 1.57%, 7/25/2035 (d)	14	1
Series 2005-73, Class PS, IF, 3.85%, 8/25/2035 (d)	35	36
Series 2005-68, Class PG, 5.50%, 8/25/2035	78	79
Series 2005-106, Class US, IF, 5.73%, 11/25/2035 (d)	20	21
Series 2006-27, Class OH, PO, 4/25/2036	16	14
Series 2006-56, Class FC, 5.43%, 7/25/2036 (d)	74	73
Series 2006-72, Class GO, PO, 8/25/2036	17	15
Series 2006-79, Class DO, PO, 8/25/2036	14	12
Series 2006-77, Class PC, 6.50%, 8/25/2036	19	20
Series 2006-124, Class HB, 3.95%, 11/25/2036 (d)	35	36
Series 2007-14, Class ES, IF, IO, 1.30%, 3/25/2037 (d)	16	1
Series 2007-79, Class SB, IF, 5.18%, 8/25/2037 (d)	14	16
Series 2007-81, Class GE, 6.00%, 8/25/2037	34	36
Series 2007-88, Class VI, IF, IO, 1.40%, 9/25/2037 (d)	43	4
Series 2007-91, Class ES, IF, IO, 1.32%, 10/25/2037 (d)	119	10
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (d)	18	1
Series 2008-16, Class IS, IF, IO, 1.06%, 3/25/2038 (d)	6	—
Series 2008-10, Class XI, IF, IO, 1.09%, 3/25/2038 (d)	10	1
Series 2008-28, Class QS, IF, 5.29%, 4/25/2038 (d)	13	14
Series 2008-46, Class HI, IO, 0.44%, 6/25/2038 (d)	7	—
Series 2013-25, Class DC, 2.50%, 6/25/2039	128	120
Series 2009-69, PO, 9/25/2039	22	18
Series 2009-103, Class MB, 4.41%, 12/25/2039 (d)	19	19
Series 2010-71, Class HJ, 5.50%, 7/25/2040	51	53
Series 2011-118, Class MT, 7.00%, 11/25/2041	61	64
Series 2011-118, Class NT, 7.00%, 11/25/2041	55	58
Series 2013-101, Class DO, PO, 10/25/2043	120	89
Series 2013-128, PO, 12/25/2043	93	72

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-65, Class PA, 2.50%, 5/25/2048	159	143
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 8.35%, 7/25/2037 (d)	3	4
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (d)	9	9
Series 2003-W1, Class 1A1, 4.82%, 12/25/2042 (d)	47	45
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.06%, 10/25/2037 (d)	11	12
FNMA, STRIPS
Series 300, Class 1, PO, 9/25/2024	1	1
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-52, Class AP, PO, 6/16/2033	21	19
Series 2004-28, Class S, IF, 5.62%, 4/16/2034 (d)	6	6
Series 2004-71, Class SB, IF, 4.18%, 9/20/2034 (d)	10	10
Series 2004-90, Class SI, IF, IO, 0.95%, 10/20/2034 (d)	61	3
Series 2005-68, Class DP, IF, 4.13%, 6/17/2035 (d)	10	10
Series 2005-68, Class KI, IF, IO, 1.15%, 9/20/2035 (d)	107	9
Series 2006-38, Class ZK, 6.50%, 8/20/2036	189	190
Series 2006-59, Class SD, IF, IO, 1.55%, 10/20/2036 (d)	12	1
Series 2007-17, Class JI, IF, IO, 1.70%, 4/16/2037 (d)	49	4
Series 2007-27, Class SA, IF, IO, 1.05%, 5/20/2037 (d)	62	2
Series 2007-45, Class QA, IF, IO, 1.49%, 7/20/2037 (d)	51	2
Series 2007-40, Class SB, IF, IO, 1.60%, 7/20/2037 (d)	84	4
Series 2007-53, Class ES, IF, IO, 1.40%, 9/20/2037 (d)	14	1
Series 2007-53, Class SW, IF, 4.76%, 9/20/2037 (d)	10	10
Series 2009-79, Class OK, PO, 11/16/2037	40	34
Series 2007-76, Class SA, IF, IO, 1.38%, 11/20/2037 (d)	27	1
Series 2007-72, Class US, IF, IO, 1.40%, 11/20/2037 (d)	26	1
Series 2009-106, Class ST, IF, IO, 0.85%, 2/20/2038 (d)	85	4
Series 2008-33, Class XS, IF, IO, 2.59%, 4/16/2038 (d)	19	1
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (d)	51	3
Series 2008-55, Class SA, IF, IO, 1.05%, 6/20/2038 (d)	32	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	65	66
Series 2008-93, Class AS, IF, IO, 0.55%, 12/20/2038 (d)	37	2
Series 2009-6, Class SA, IF, IO, 0.99%, 2/16/2039 (d)	8	—
Series 2009-31, Class TS, IF, IO, 1.15%, 3/20/2039 (d)	22	—
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	16	2
Series 2009-22, Class SA, IF, IO, 1.12%, 4/20/2039 (d)	39	2
Series 2009-92, Class ZC, 5.00%, 10/20/2039	224	223
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	107	111
Series 2010-105, Class B, 5.00%, 8/20/2040	287	288
Series 2010-130, Class CP, 7.00%, 10/16/2040	27	29
Series 2013-91, Class WA, 4.45%, 4/20/2043 (d)	264	255
Series 2012-H24, Class FA, 5.31%, 3/20/2060 (d)	4	4
Series 2013-H03, Class FA, 5.16%, 8/20/2060 (d)	—	—
Series 2012-H21, Class DF, 4.87%, 5/20/2061 (d)	1	1
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (d)	1	1
Series 2012-H29, Class FA, 5.37%, 10/20/2062 (d)	118	117
Series 2014-H15, Class FA, 5.36%, 7/20/2064 (d)	421	417

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H15, Class FJ, 5.30%, 6/20/2065 (d)	382	379
Series 2015-H18, Class FA, 5.31%, 6/20/2065 (d)	181	179
Series 2015-H20, Class FA, 5.33%, 8/20/2065 (d)	355	352
Series 2015-H26, Class FG, 5.38%, 10/20/2065 (d)	398	393
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	16	29
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033	—	—
Indenparkaprtn, 4.09%, 7/1/2033 (e)	300	296
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.78%, 10/25/2033 (d)	56	51
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (d)	13	13
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (d)	6	6
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (d)	18	17
Series 2004-3, Class 4A2, 3.46%, 4/25/2034 (d)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	18	17
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	47	45
Series 2004-7, Class 30, PO, 8/25/2034	5	3
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	5
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	3	2
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.76%, 10/25/2028 (d)	33	31
Series 2004-A, Class A1, 5.60%, 4/25/2029 (d)	11	10
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (d)	20	18
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2	2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5	5
RALI Trust Series 2002-QS16, Class A3, IF, 5.88%, 10/25/2017 ‡ (d)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	27	15
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	164	154
Series 2017-4, Class M60C, 3.50%, 6/25/2057	238	224
Series 2018-2, Class M55D, 4.00%, 11/25/2057	167	159
Series 2019-1, Class MT, 3.50%, 7/25/2058	328	297
Series 2019-3, Class M55D, 4.00%, 10/25/2058	52	50
Series 2019-4, Class M55D, 4.00%, 2/25/2059	189	180
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	224	214
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.82%, 2/15/2024 (d)	4	4
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	42	42
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	13	13
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	58	59
Series 1998-1, Class 2E, 7.00%, 3/15/2028	17	17
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.83%, 6/25/2033 (d)	18	18
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (d)	9	8

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	57	51
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Total Collateralized Mortgage Obligations (Cost $10,910)		10,430
Mortgage-Backed Securities — 10.1%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (d)	4	4
Pool # 611141, ARM, 4.30%, 1/1/2027 (d)	3	3
Pool # 1G2557, ARM, 4.35%, 6/1/2036 (d)	22	22
Pool # 1A1085, ARM, 6.02%, 8/1/2036 (d)	27	28
Pool # 1Q0105, ARM, 4.02%, 9/1/2036 (d)	6	6
Pool # 1B7242, ARM, 4.38%, 9/1/2036 (d)	25	24
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (d)	11	11
Pool # 1N1511, ARM, 6.41%, 1/1/2037 (d)	13	12
Pool # 1Q0739, ARM, 6.02%, 3/1/2037 (d)	9	9
Pool # 1Q0722, ARM, 4.55%, 4/1/2038 (d)	12	12
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	2	2
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # A17537, 6.00%, 1/1/2034	14	14
Pool # G02682, 7.00%, 2/1/2037	11	11
Pool # Q58054, 4.50%, 11/1/2046	134	133
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	400	348
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U80336, 3.50%, 5/1/2033	252	241
Pool # U90690, 3.50%, 6/1/2042	85	80
Pool # U90975, 4.00%, 6/1/2042	79	76
Pool # U91427, 3.50%, 5/1/2043	309	290
FHLMC UMBS, 30 Year Pool # RA7937, 5.00%, 9/1/2052	383	378
FNMA
Pool # 54844, ARM, 3.84%, 9/1/2027 (d)	1	1
Pool # 303532, ARM, 4.25%, 3/1/2029 (d)	1	1
Pool # 745446, ARM, 4.56%, 4/1/2033 (d)	15	15
Pool # 746299, ARM, 4.06%, 9/1/2033 (d)	25	26
Pool # 743546, ARM, 3.73%, 11/1/2033 (d)	30	29
Pool # 735332, ARM, 4.62%, 8/1/2034 (d)	19	18
Pool # 790964, ARM, 3.90%, 9/1/2034 (d)	13	12
Pool # 896463, ARM, 4.48%, 10/1/2034 (d)	29	29
Pool # 816361, ARM, 3.70%, 1/1/2035 (d)	44	43
Pool # 810896, ARM, 6.12%, 1/1/2035 (d)	13	13
Pool # 816597, ARM, 4.04%, 2/1/2035 (d)	10	10
Pool # 816594, ARM, 5.78%, 2/1/2035 (d)	9	10
Pool # 745862, ARM, 4.92%, 4/1/2035 (d)	14	14

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 832801, ARM, 3.89%, 9/1/2035 (d)	24	23
Pool # 843026, ARM, 5.96%, 9/1/2035 (d)	14	14
Pool # 920340, ARM, 5.25%, 2/1/2036 (d)	19	18
Pool # 886558, ARM, 4.02%, 8/1/2036 (d)	8	8
Pool # 893424, ARM, 3.83%, 9/1/2036 (d)	20	20
Pool # 915645, ARM, 4.26%, 2/1/2037 (d)	13	13
Pool # 913984, ARM, 5.69%, 2/1/2037 (d)	7	7
Pool # 887094, ARM, 4.97%, 7/1/2046 (d)	22	23
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	—	—
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 695533, 8.00%, 6/1/2027	3	4
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	4	4
Pool # 598559, 6.50%, 8/1/2031	9	10
Pool # 995409, 8.00%, 11/1/2032	53	56
Pool # 675555, 6.00%, 12/1/2032	9	9
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # 702901, 6.00%, 5/1/2033	21	22
Pool # 721535, 5.00%, 7/1/2033	34	34
Pool # 723852, 5.00%, 7/1/2033	10	10
Pool # 729296, 5.00%, 7/1/2033	23	24
Pool # 713700, 4.50%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	6	6
Pool # 725027, 5.00%, 11/1/2033	20	21
Pool # 725017, 5.50%, 12/1/2033	22	23
Pool # AA0922, 6.00%, 9/1/2036	28	29
Pool # 986648, 6.00%, 9/1/2037	14	14
Pool # AD9151, 5.00%, 8/1/2040	59	60
Pool # BM3375, 4.00%, 1/1/2048	126	122
Pool # BK8753, 4.50%, 6/1/2049	87	86
Pool # BP6363, 3.00%, 4/1/2050	287	256
Pool # CB2637, 2.50%, 1/1/2052	72	62
Pool # FS0882, 2.50%, 3/1/2052	370	319
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	4	4
Pool # 752786, 6.00%, 9/1/2033	7	7
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	171	165
Pool # AN2309, 2.21%, 7/1/2026	433	405
Pool # AM7515, 3.34%, 2/1/2027	500	477
Pool # BS8224, 4.10%, 5/1/2028	310	307
Pool # BL1040, 3.81%, 12/1/2028	150	146
Pool # BL0907, 3.88%, 12/1/2028	300	293
Pool # BS4956, 2.27%, 4/1/2029	200	177

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM6892, 3.76%, 9/1/2029	215	208
Pool # BM4162, 3.12%, 10/1/2029 (d)	77	73
Pool # BL4333, 2.52%, 11/1/2029	382	343
Pool # BS8252, 4.36%, 4/1/2030	291	288
Pool # BS4030, 1.96%, 1/1/2032	400	332
Pool # BS5117, 2.58%, 3/1/2032	200	172
Pool # 888408, 6.00%, 3/1/2037	8	8
Pool # 257172, 5.50%, 4/1/2038	4	4
Pool # MA1125, 4.00%, 7/1/2042	116	112
Pool # BM6734, 4.00%, 8/1/2059	384	365
Pool # BF0617, 2.50%, 3/1/2062	195	161
GNMA I, 30 Year
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 468236, 6.50%, 9/15/2028	18	18
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 466406, 6.00%, 11/15/2028	3	3
Pool # 607645, 6.50%, 2/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	10	10
Pool # 782615, 7.00%, 6/15/2035	20	21
Pool # 782025, 6.50%, 12/15/2035	28	29
Pool # 681638, 6.00%, 12/15/2038	61	62
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	4	4
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4245, 6.00%, 9/20/2038	33	34
Pool # BA7567, 4.50%, 5/20/2048	66	64
Pool # BI0416, 4.50%, 11/20/2048	98	96
Pool # BM9692, 4.50%, 7/20/2049	54	53
Pool # BQ3224, 4.50%, 9/20/2049	315	308
Pool # MA7534, 2.50%, 8/20/2051	109	96
Pool # MA7649, 2.50%, 10/20/2051	35	31

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	272	261
Total Mortgage-Backed Securities (Cost $8,829)		8,394
Asset-Backed Securities — 9.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	77	68
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	31	27
Series 2021-1, Class B, 3.95%, 7/11/2030	72	63
American Credit Acceptance Receivables Trust
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	9	9
Series 2023-2, Class A, 5.89%, 10/13/2026 (b)	46	46
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	133	132
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 8/18/2025	25	24
Series 2020-3, Class B, 0.76%, 12/18/2025	75	73
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	30
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	91
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	74	71
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	93
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	85
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	16	16
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	46	42
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	13	12
Series 2020-3, Class A3, 0.62%, 3/17/2025	16	16
Series 2021-1, Class A3, 0.34%, 12/15/2025	22	21
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	74
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	86
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	104	103
Series 2022-P3, Class A3, 4.61%, 11/10/2027	22	21
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	134
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	8	8
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	55	52
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (d)	98	96
CPS Auto Receivables Trust Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	200	197
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	175	171
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	250	255
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	28	28
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	51	50
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	46	46
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	90
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	52
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	176	174

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	92	91
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	142	141
Series 2021-4A, Class B, 1.05%, 5/15/2026	55	54
Series 2022-5A, Class B, 5.97%, 3/15/2027	107	107
Series 2023-2A, Class B, 5.61%, 9/15/2027	75	75
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	72
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	80
Series 2023-1A, Class D, 6.69%, 6/15/2029	21	21
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	72	72
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	1	1
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	49	49
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	42	41
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	80	78
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	196
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	17	17
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	145	145
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	38	37
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	200	198
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	55	55
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	137
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (d)	8	7
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	21	21
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	8	8
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	62
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (b)	63	63
GM Financial Automobile Leasing Trust
Series 2021-1, Class A4, 0.33%, 2/20/2025	31	31
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	80
Series 2023-1, Class A3, 5.16%, 4/20/2026	44	44
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	16	16
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	2	2
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	97	90
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	34	34
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	111	111
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	1	1
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	63	62
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	71	63
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	72	71
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	140	140
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	100	85
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	129	119
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	11	11
Santander Drive Auto Receivables Trust
Series 2021-3, Class B, 0.60%, 12/15/2025	11	11

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-4, Class C, 1.01%, 1/15/2026	11	11
Series 2021-2, Class C, 0.90%, 6/15/2026	52	51
Series 2022-3, Class A3, 3.40%, 12/15/2026	73	72
Series 2022-4, Class A3, 4.14%, 2/16/2027	110	108
Series 2022-5, Class B, 4.43%, 3/15/2027	44	43
Series 2023-2, Class A3, 5.21%, 7/15/2027	66	66
Series 2023-1, Class B, 4.98%, 2/15/2028	43	43
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	33
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	150	152
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (f)	21	16
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	33	30
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	39	35
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	48
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	1	1
Series 2021-A, Class A3, 0.26%, 5/15/2025	59	57
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	54
Toyota Lease Owner Trust Series 2023-A, Class A3, 4.93%, 4/20/2026 (b)	200	199
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	85	75
Series 2018-1, Class A, 3.70%, 3/1/2030	98	86
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	47	47
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	44	40
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (f)	69	64
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (f)	62	56
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	85	79
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (f)	63	58
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	83	78
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	93	86
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	183	182
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	67
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	50	50
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	68	65
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	136
Series 2023-A, Class A3, 4.83%, 5/15/2028	58	58
World Omni Automobile Lease Securitization Trust Series 2021-A, Class A3, 0.42%, 8/15/2024	50	49
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	1	1
Total Asset-Backed Securities (Cost $7,970)		7,703
Commercial Mortgage-Backed Securities — 6.3%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (d)	145	125
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	100	90
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	268
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (d)	500	482
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	213	200

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K737, Class AM, 2.10%, 10/25/2026	305	282
Series K069, Class A2, 3.19%, 9/25/2027 (d)	480	459
Series K081, Class A1, 3.88%, 2/25/2028	90	89
Series K083, Class A2, 4.05%, 9/25/2028 (d)	297	294
Series K088, Class A2, 3.69%, 1/25/2029	480	466
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	300	287
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	183	180
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	301	291
Series 2015-M7, Class A2, 2.59%, 12/25/2024	520	499
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (d)	474	443
Series 2020-M50, Class A1, 0.67%, 10/25/2030	—	—
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	147
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (d)	2,322	158
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (d)	117	93
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	8	8
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (d)	97	8
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (b)	147	111
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	183
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	126
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	4
Total Commercial Mortgage-Backed Securities (Cost $5,677)		5,293
Foreign Government Securities — 0.2%
United Mexican States 2.66%, 5/24/2031 (Cost $199)	200	166
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN, 3.40%, 1/15/2026 (a) (Cost $56)	60	54
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (g) (h) (Cost $1,090)	1,089	1,089
Total Investments — 100.3% (Cost $88,354)		83,607
Liabilities in Excess of Other Assets — (0.3)%		(242)
NET ASSETS — 100.0%		83,365

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,703	$—	$7,703
Collateralized Mortgage Obligations	—	10,430	— (a)	10,430
Commercial Mortgage-Backed Securities	—	5,182	111	5,293
Corporate Bonds	—	20,811	—	20,811
Foreign Government Securities	—	166	—	166
Mortgage-Backed Securities	—	8,394	—	8,394
U.S. Government Agency Securities	—	54	—	54
U.S. Treasury Obligations	—	29,667	—	29,667
Short-Term Investments
Investment Companies	1,089	—	—	1,089
Total Investments in Securities	$1,089	$82,407	$111	$83,607

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2023
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$980	$6,438	$6,328	$(1)	$— (c)	$1,089	1,089	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.